Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Matters
Schedule of corporation's actual capital amounts and ratios.

	December 31, 2019
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)
Corporation	$166,471	16.10%	$108,576	10.50%	$103,405	10.00%
Bank	166,360	16.09%	108,571	10.50%	103,401	10.00%
Common equity tier 1 capital (to risk-weighted assets)
Corporation	115,934	11.21%	72,384	7.00%	67,214	6.50%
Bank	154,881	14.98%	72,381	7.00%	67,211	6.50%
Tier 1 capital (to risk-weighted assets)
Corporation	115,934	11.21%	87,895	8.50%	82,724	8.00%
Bank	154,881	14.98%	87,891	8.50%	82,721	8.00%
Tier 1 capital (to average assets)
Corporation	115,934	10.55%	43,973	4.00%	54,966	5.00%
Bank	154,881	14.08%	44,013	4.00%	55,017	5.00%

	December 31, 2018 - as revised
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,262	13.66%	$71,585	8.00%	$89,481	10.00%
Common equity tier 1 capital (to risk-weighted assets)	104,881	11.72%	40,266	4.50%	58,163	6.50%
Tier 1 capital (to risk-weighted assets)	104,881	11.72%	53,689	6.00%	71,585	8.00%
Tier 1 capital (to average assets)	104,881	11.16%	37,581	4.00%	46,977	5.00%

*     Does not include capital conservation buffer of 1.250% for 2019 and 1.875% for 2018